[PHOTO]

OPPENHEIMER EQUITY INCOME FUND

Semiannual Report February 28, 1997

"We need our
investment
to do a lot--
we want it to
provide money
to live on and
increase in
value too."

[OPPENHEIMERFUNDS LOGO]
THE RIGHT WAY TO INVEST

THIS FUND IS FOR PEOPLE WHO WANT THEIR INVESTMENT TO WORK TWO WAYS: PROVIDE BOTH CURRENT INCOME AND THE POTENTIAL FOR LONG-TERM GROWTH.

                                      NEWS

                                BEAT THE AVERAGE

Total Return for the 1-Year Period Ended 3/31/97:

Oppenheimer Equity Income Fund
Class A shares (at net asset value)(1)

16.85%


Lipper Income Average
For 46 Funds for the Period
Ended 3/31/97(3)

8.71%

HOW YOUR FUND IS MANAGED

Oppenheimer Equity Income Fund is designed to give you the benefits of a diversified portfolio of stocks, bonds, and other income-producing investments. We manage your Fund to seek income from dividend-paying stocks and other income-producing instruments with a secondary objective of capital appreciation by investing in stocks with growth possibilities.

         Diversification provides another advantage to shareholders: less risk. Because the Fund's assets can be allocated across different types of securities, investment risk may be reduced.

PERFORMANCE

Cumulative total returns for the six months ended 2/28/97 were 20.14% for Class A shares, 19.58% for Class B shares and 19.70% for Class C shares, without deducting sales charges.(1)

         Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 3/31/97 were 10.13%, 12.27% and 9.99%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 8/17/93 were 10.91% and 11.29%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 11/1/95 were 14.85% and 17.63%, respectively.(2)

OUTLOOK

"This is a relatively conservative fund, so as we intend to do in any market environment, we will work to limit our risk exposure and also provide opportunities for income and long-term growth."

John Doney, Portfolio Manager February 28, 1997

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For more complete information, please review the prospectus carefully before you invest.

1. Includes change in net asset value per share for the period shown, without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

2. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 12/1/70. The Fund's maximum sales charge for Class A shares was higher during a portion of some of the periods shown, so actual performance would have been lower. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different performance calculations is in the Fund's prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge.

3. Source: Lipper Analytical Services, 3/31/97. The Lipper average is shown for comparative purposes only. Funds included in the Lipper index may have different investment policies and risks than the Fund. Oppenheimer Equity Income Fund is characterized by Lipper as an income fund. Lipper rankings are based on total return and do not take sales charges into consideration.



2   Oppenheimer Equity Income Fund

[PHOTO]
James C. Swain
Chairman
Oppenheimer
Equity Income Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Equity Income Fund

DEAR SHAREHOLDER,

As we advised you at year end, we don't expect 1997's stock market to report the record-breaking returns we saw last year. However, we do believe it may be a period in which investors can take advantage of some great buying opportunities created by lower stock valuations. Our optimism can be traced to solid economic fundamentals that should remain stable throughout the calendar year and the robust investing habits of aging baby boomers.

         First, the economy has been expanding slowly, but steadily. Interest rates have remained relatively low despite the Federal Reserve's recent increase in short-term rates. In turn, low interest rates translate into reduced borrowing rates for companies and individuals. Companies have taken advantage of the savings by using it to improve their technologies, thereby increasing their productivity and efficiency. By downsizing and implementing other cost-cutting strategies, companies in the United States should now be better equipped to compete globally.

         In addition, inflation has been at its lowest level in three decades. While it's true that an increase in interest rates often indicates an accelerating economy, the Federal Reserve has been quick to acknowledge that inflation and growth are under control. In fact, they've labeled the recent move as a "preemptive" act to keep inflation at these low levels and extend the economy's healthy growth cycle.

         Second, monthly cash flows into mutual funds have been higher, largely due to the savings pattern of the baby boomers. The first wave of this generationNthose just turning 50Nare beginning to direct more money toward their retirement. Concerned about proposed cutbacks in Social Security benefits, more and more individuals believe they will have to fund a large portion of their retirement themselves. And, as they gradually pay off their children's college expenses and reduce their mortgages, they are positioned to save more aggressively.

         For these reasons we remain confident about the opportunities available in the stock market this year. Of course, selectivity will be the key to allocating an effective portfolio. Therefore, it will be important to base choices on the individual merits of a company, such as strong management, fundamental business policies and long-term prospects for the future. And for investors, as always, maintaining a long-term time horizon is essential. Because, while short-term swings will certainly occur and past performance is no guarantee of future results, the market's long-term trend has been to move higher and higher.

         Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.

/s/ JAMES C. SWAIN                                 /s/ BRIDGET A. MACASKILL
James C. Swain                                     Bridget A. Macaskill

March 21, 1997





3        Oppenheimer Equity Income Fund

Q + A

[PHOTO]

[PHOTO]

Q WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM?

Oppenheimer Equity Income Fund had a very good year, benefiting significantly in the second half of the year from a very strong stock market. Our strategy of buying out-of-favor stocks with positive earnings potential was very successful. Stocks that we had purchased early in the period at inexpensive prices rose in value. This occurred as market perception of these stocks changed and the investment community made similar investments in them. In contrast to the stock market's resilience, however, the bond market faded as rates declined. We decreased our exposure to lower-returning bonds by moving more of the portfolio into investments with higher earnings potential such as convertible bonds and common stock.

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

We've continued to have success with our holdings in financial stocks, particularly banks. We maintained a substantial position in banks with strong price-appreciation potential for several years. During the latest period, stock prices for our bank holdings appreciated greatly, contributing to the Fund's performance. These strong results were due primarily to ongoing industry consolidations which helped to streamline operations and increase productivity. In addition, the Fund's investments in convertible bonds of medical supply, energy and credit card processing companies helped performance.(1)

WERE THERE ANY INVESTMENTS THAT DIDN'T PERFORM AS WELL AS YOU'D EXPECTED?

Our holdings in electric utilities and basic materials, like chemicals and papers, did not perform as well as the rest of the portfolio. Fortunately, we were underweighted in both

[PHOTO]

1.  The Fund's portfolio is subject to change.

4        Oppenheimer Equity Income Fund

FACING PAGE

Top left: John Doney, Portfolio Manager

Top right: The equity trading desk

Bottom: Mark Binning, Securities Coordinator, consults with Lawrence Apolito, VP Equity Trading

THIS PAGE

Top: John Doney

Bottom: Robert Doll, Executive VP and Director of Equity Investments

A WE'VE CONTINUED TO HAVE SUCCESS WITH OUR HOLDINGS IN FINANCIAL STOCKS, PARTICULARLY BANKS.

of these sectors. In reality, these holdings had an average year, but their earnings did not compare with the strength of many of our other holdings. Energy stocks lagged the market during most of 1996, until the fourth quarter when oil prices spiked upward and drove energy stock prices higher. We took advantage of this rise and sold part of our holdings that had reached what we considered full price.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

We continue to look for value and long-term growth potential in our stock considerations.

We employ a "bottom-up" approach, evaluating each company independently, rather than targeting whole industries. This strategy has brought us to consider some consumer non-cyclical products, such as retail stores, that have underperformed recently. However, we remain optimistic about the merchandising capabilities of many retail franchises and believe they are well-poised to outperform in the future.

We also continue to look for attractively priced convertible bonds with a solid level of income that have the potential to appreciate. Besides providing income, convertibles can be exchanged into common stock, thereby offering appreciation potential when the stock market is doing well.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We expect a year with stock market returns to be around 8%-10%. Though the stock market has reached new highs, we expect common stocks to continue to perform well.

[PHOTO]

At the same time, we expect to see greater volatility in the prices of many stocks and think that a relatively cautious posture is appropriate for the portfolio going forward. This is a relatively conservative fund, so as we intend to do in any market environment, we will work to limit our risk exposure and also provide opportunities for income and long-term growth.

[PHOTO]





5        Oppenheimer Equity Income Fund

STATEMENT OF INVESTMENTS   February 28, 1997 (Unaudited)

                                                                                    FACE           MARKET VALUE
                                                                                    AMOUNT(1)      SEE NOTE 1
===============================================================================================================
U.S. GOVERNMENT OBLIGATIONS--10.2%
---------------------------------------------------------------------------------------------------------------
       U.S. Treasury Bonds, STRIPS, Zero Coupon:
       7.20%, 8/15/08(2)                                                             $150,000,000  $ 69,572,388
       7.22%, 8/15/20(2)                                                              800,000,000   155,028,686
       --------------------------------------------------------------------------------------------------------
       U.S. Treasury Nts., STRIPS, Zero Coupon, 6.78%, 2/15/04(2)                     102,500,000    65,556,020
                                                                                                   ------------
       Total U.S. Government Obligations (Cost $282,573,802)                                        290,157,094

===============================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--3.6%
---------------------------------------------------------------------------------------------------------------
       Argentina (Republic of):
       Global Bonds, 11.375%, 1/30/17(3)(4)                                             1,850,000     1,974,875
       Past Due Interest Bonds, Series L, 6.625%, 3/31/05(5)                            6,370,000     5,776,794
       --------------------------------------------------------------------------------------------------------
       Banco Nacional de Comercio Exterior SNC
       International Finance BV Gtd. Nts., 8%, 8/5/03                                   9,000,000     8,718,750
       --------------------------------------------------------------------------------------------------------
       Bonos de la Tesoreria de la Federacion, Zero Coupon:
       27.48%, 6/5/97(2) MXP                                                          100,000,000    11,838,103
       28.21%, 9/4/97(2) MXP                                                           48,667,190     5,451,989
       --------------------------------------------------------------------------------------------------------
       Canada (Government of) Bonds, 7.50%, 9/1/00 CAD                                 19,460,000    15,338,921
       --------------------------------------------------------------------------------------------------------
       Ecuador (Republic of) Disc. Bonds, 6.437%, 2/28/25(5)                            2,900,000     2,008,250
       --------------------------------------------------------------------------------------------------------
       New South Wales State Bank Bonds, 9.25%, 2/18/03 AUD                             9,900,000     8,250,346
       --------------------------------------------------------------------------------------------------------
       Poland (Republic of) Bonds, 16%, 10/12/98 PLZ                                   14,450,000     4,385,387
       --------------------------------------------------------------------------------------------------------
       Quebec, Canada (Province of) Debs., 10.25%, 4/7/98 CAD                          10,000,000     7,827,926
       --------------------------------------------------------------------------------------------------------
       Queensland Treasury Corp. Exchangeable Gtd. Nts., 8%, 8/14/01 AUD               33,650,000    26,900,235
       --------------------------------------------------------------------------------------------------------
       South Australia (Government of) Bonds, 9%, 9/23/02 AUD                           3,000,000     2,466,634
                                                                                                   ------------
       Total Foreign Government Obligations (Cost $96,863,204)                                      100,938,210

===============================================================================================================
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--6.2%
---------------------------------------------------------------------------------------------------------------
       AK Steel Corp., 9.125% Sr. Nts., 12/15/06(3)                                     3,000,000     3,135,000
       --------------------------------------------------------------------------------------------------------
       Auburn Hills Trust, 11.93% Gtd. Exchangeable Certificates, 5/1/20(5)             5,000,000     7,520,229
       --------------------------------------------------------------------------------------------------------
       Banco Bamerindus do Brasil SA, 9% Unsec. Unsub. Bonds, 10/29/98                  1,500,000     1,462,500
       --------------------------------------------------------------------------------------------------------
       Bank of America Malaysia, Zero Coupon Nts., 7.16%, 3/27/97(2) MYR                1,393,000       558,693
       --------------------------------------------------------------------------------------------------------
       Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts., 11/1/06(6)             2,800,000     1,834,000
       --------------------------------------------------------------------------------------------------------
       CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06                                         2,000,000     2,155,000
       --------------------------------------------------------------------------------------------------------
       California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04                          4,350,000     4,752,375
       --------------------------------------------------------------------------------------------------------
       Chase Malaysia, Zero Coupon Nts., 7.16%, 3/27/97(2) MYR                          4,400,000     1,764,716
       --------------------------------------------------------------------------------------------------------
       Chesapeake Energy Corp., 9.125% Sr. Nts., 4/15/06                                4,000,000     4,210,000
       --------------------------------------------------------------------------------------------------------
       Comcast Corp., 10.25% Sr. Sub. Debs., 10/15/01                                   6,000,000     6,480,000
       --------------------------------------------------------------------------------------------------------
       Cott Corp., 9.375% Sr. Nts., 7/1/05                                              6,350,000     6,508,750
       --------------------------------------------------------------------------------------------------------
       El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11                   6,000,000     6,540,000
       --------------------------------------------------------------------------------------------------------
       Falcon Drilling Co., Inc., 8.875% Sr. Nts., Series B, 3/15/03                    5,850,000     5,996,250
       --------------------------------------------------------------------------------------------------------
       Ferrellgas Partners LP, 9.375% Sr. Sec. Nts., Series B, 6/15/06                  5,000,000     5,200,000
       --------------------------------------------------------------------------------------------------------
       First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03(3)                 6,190,000     6,886,375
       --------------------------------------------------------------------------------------------------------
       Granite Broadcasting Corp., 9.375% Sr. Sub. Nts., Series A, 12/1/05              5,000,000     4,975,000
       --------------------------------------------------------------------------------------------------------
       Heritage Media Corp., 8.75% Sr. Sub. Nts., 2/15/06                               4,500,000     4,455,000
       --------------------------------------------------------------------------------------------------------
       HMC Acquisition Properties, Inc., 9% Sr. Nts., Series B, 12/15/07                3,000,000     3,108,750
       --------------------------------------------------------------------------------------------------------
       HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05                     7,000,000     7,393,750

6      Oppenheimer Equity Income Fund

                                                                                     FACE          MARKET VALUE
                                                                                     AMOUNT(1)     SEE NOTE 1
===============================================================================================================
NON-CONVERTIBLE CORPORATE
BONDS AND NOTES
(CONTINUED)
       Hollinger International Publishing, Inc., 9.25% Sr. Sub. Gtd. Nts., 2/1/06    $  5,000,000  $  5,062,500
       --------------------------------------------------------------------------------------------------------
       Ioche-Maxion SA, 12.375% Medium-Term Nts., 11/8/02                               3,091,000     3,176,002
       --------------------------------------------------------------------------------------------------------
       Lenfest Communications, Inc., 8.375% Sr. Unsec. Nts., 11/1/05                    6,000,000     5,865,000
       --------------------------------------------------------------------------------------------------------
       Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04          8,250,000     9,209,062
       --------------------------------------------------------------------------------------------------------
       MagneTek, Inc., 10.75% Sr. Sub. Debs., 11/15/98                                  3,000,000     3,165,000
       --------------------------------------------------------------------------------------------------------
       MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04(6)               8,500,000     7,650,000
       --------------------------------------------------------------------------------------------------------
       Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr. Sub. Disc. Nts., 8/1/03(6)    3,750,000     3,562,500
       --------------------------------------------------------------------------------------------------------
       Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03                    9,000,000     9,495,000
       --------------------------------------------------------------------------------------------------------
       Rowan Cos., Inc.:
       11.875% Sr. Nts., 12/1/01                                                        7,000,000     7,446,510
       --------------------------------------------------------------------------------------------------------
       Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07(3)                                   800,000       822,000
       --------------------------------------------------------------------------------------------------------
       Tenet Healthcare Corp.:
       10.125% Sr. Sub. Nts., 3/1/05                                                    5,000,000     5,537,500
       8.625% Sr. Sub. Nts., 1/15/07                                                    2,000,000     2,067,500
       --------------------------------------------------------------------------------------------------------
       Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(3)                  2,500,000     2,153,125
       --------------------------------------------------------------------------------------------------------
       Triton Energy Corp., 9.75% Sr. Sub. Disc. Nts., 12/15/00                         3,500,000     3,701,250
       --------------------------------------------------------------------------------------------------------
       Viacom International, Inc., 10.25% Sr. Sub. Nts., 9/15/01                       12,000,000    12,958,499
       --------------------------------------------------------------------------------------------------------
       WestPoint Stevens, Inc.:
       8.75% Sr. Nts., 12/15/01                                                         6,000,000     6,240,000
       9.375% Sr. Sub. Debs., 12/15/05                                                  2,000,000     2,115,000
                                                                                                   ------------
       Total Non-Convertible Corporate Bonds and Notes (Cost $165,294,994)                          175,162,836

===============================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES--3.1%
---------------------------------------------------------------------------------------------------------------
       ALZA Corp., 5% Cv. Sub. Debs., 5/1/06                                           10,000,000     9,950,000
       --------------------------------------------------------------------------------------------------------
       Apple Computer, Inc., 6% Cv. Sub. Nts., 6/1/01                                   5,500,000     4,640,625
       --------------------------------------------------------------------------------------------------------
       Box Energy Corp., 8.25% Cv. Sub. Nts., 12/1/02                                   5,000,000     4,925,000
       --------------------------------------------------------------------------------------------------------
       Cooper Industries, Inc., 7.05% Cv. Unsec. Sub. Bonds, 1/1/15                     4,938,000     5,357,730
       --------------------------------------------------------------------------------------------------------
       Inco Ltd.:
       5.75% Cv. Debs., 7/1/04                                                          9,700,000    12,634,250
       7.75% Cv. Debs., 3/15/16                                                         9,800,000    10,228,750
       --------------------------------------------------------------------------------------------------------
       Integrated Device Technology, Inc., 5.50% Cv. Sub. Nts., 6/1/02                  7,000,000     5,731,250
       --------------------------------------------------------------------------------------------------------
       Mutual Risk Management Ltd., Zero Coupon
       Exchangeable Sub. Debs., 5.25%, 10/30/15(2)(3)                                  19,500,000     8,019,375
       --------------------------------------------------------------------------------------------------------
       Oryx Energy Co., 7.50% Cv. Sub. Debs., 5/15/14                                   7,000,000     6,641,250
       --------------------------------------------------------------------------------------------------------
       Platinum Technology, Inc., 6.75% Cv. Sub. Nts., 11/15/01                         4,100,000     5,283,875
       --------------------------------------------------------------------------------------------------------
       Stone Container Corp., 8.875% Cv. Sr. Sub. Nts., 7/15/00                         3,000,000     3,870,000
       --------------------------------------------------------------------------------------------------------
       VLSI Technology, Inc., 8.25% Cv. Sub. Nts., 10/1/05                             11,800,000    11,224,750
                                                                                                   ------------
       Total Convertible Corporate Bonds and Notes (Cost $81,804,213)                                88,506,855

7      Oppenheimer Equity Income Fund

                                                                                                   MARKET VALUE
                                                                                       SHARES      SEE NOTE 1
===============================================================================================================
COMMON STOCKS--58.2%
---------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--3.1%
---------------------------------------------------------------------------------------------------------------
CHEMICALS--1.5%
       Dexter Corp.                                                                       400,000  $ 11,800,000
       --------------------------------------------------------------------------------------------------------
       Dow Chemical Co.                                                                   100,000     8,100,000
       --------------------------------------------------------------------------------------------------------
       Du Pont (E.I.) De Nemours & Co.                                                    200,000    21,450,000
                                                                                                   ------------
                                                                                                     41,350,000

---------------------------------------------------------------------------------------------------------------
METALS--0.5%
---------------------------------------------------------------------------------------------------------------
       Reynolds Metals Co.                                                                231,200    14,507,800
---------------------------------------------------------------------------------------------------------------
PAPER--1.1%
       Union Camp Corp.                                                                   200,000     9,650,000
       --------------------------------------------------------------------------------------------------------
       Westvaco Corp.                                                                     375,000    11,062,500
       --------------------------------------------------------------------------------------------------------
       Weyerhaeuser Co.                                                                   250,000    11,562,500
                                                                                                   ------------
                                                                                                     32,275,000

---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--4.6%
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--2.3%
       Ford Motor Co.                                                                     500,000    16,437,500
       --------------------------------------------------------------------------------------------------------
       General Motors Corp.                                                               400,000    23,150,000
       --------------------------------------------------------------------------------------------------------
       Snap-On, Inc.                                                                      675,000    26,240,625
                                                                                                   ------------
                                                                                                     65,828,125

---------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--1.2%
       AMR Corp.(7)                                                                        89,900     7,068,387
       --------------------------------------------------------------------------------------------------------
       Delta Air Lines, Inc.                                                              348,640    28,065,520
                                                                                                   ------------
                                                                                                     35,133,907

---------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.1%
       Family Dollar Stores, Inc.                                                         200,000     4,725,000
       --------------------------------------------------------------------------------------------------------
       Penney (J.C.) Co., Inc.                                                            200,000     9,850,000
       --------------------------------------------------------------------------------------------------------
       Sears Roebuck & Co.                                                                300,000    16,275,000
                                                                                                   ------------
                                                                                                     30,850,000

---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--5.8%
---------------------------------------------------------------------------------------------------------------
FOOD--0.5%
       SUPERVALU, Inc.                                                                    500,000    15,500,000
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--1.4%
       American Home Products Corp.                                                       200,000    12,800,000
       --------------------------------------------------------------------------------------------------------
       Bristol-Myers Squibb Co.                                                           200,000    26,100,000
                                                                                                   ------------
                                                                                                     38,900,000

---------------------------------------------------------------------------------------------------------------
TOBACCO--3.9%
       Philip Morris Cos., Inc.                                                           600,000    81,075,000
       --------------------------------------------------------------------------------------------------------
       RJR Nabisco Holdings Corp.                                                         350,000    12,818,750
       --------------------------------------------------------------------------------------------------------
       UST, Inc.                                                                          500,000    15,437,500
                                                                                                   ------------
                                                                                                    109,331,250

---------------------------------------------------------------------------------------------------------------
ENERGY--2.9%
---------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--2.9%
       Elf Aquitaine SA, Sponsored ADR                                                    200,000     9,600,000
       --------------------------------------------------------------------------------------------------------
       Mobil Corp.                                                                        100,000    12,275,000
       --------------------------------------------------------------------------------------------------------
       Occidental Petroleum Corp.                                                         400,000    10,200,000
       --------------------------------------------------------------------------------------------------------
       Phillips Petroleum Co.                                                             300,000    12,412,500
       --------------------------------------------------------------------------------------------------------
       Royal Dutch Petroleum Co.                                                          100,000    17,300,000
       --------------------------------------------------------------------------------------------------------
       Unocal Corp.                                                                       200,000     7,725,000
       --------------------------------------------------------------------------------------------------------
       USX-Marathon Group                                                                 500,000    13,312,500
                                                                                                   ------------
                                                                                                     82,825,000

8      Oppenheimer Equity Income Fund

                                                                                                   MARKET VALUE
                                                                                        SHARES     SEE NOTE 1
===============================================================================================================
FINANCIAL--33.3%
---------------------------------------------------------------------------------------------------------------
BANKS--26.8%
       Banc One Corp.                                                                     770,000  $ 33,976,250
       --------------------------------------------------------------------------------------------------------
       Bank of Boston Corp.                                                               505,636    38,112,313
       --------------------------------------------------------------------------------------------------------
       Bank of New York Co., Inc. (The)                                                   792,838    30,722,472
       --------------------------------------------------------------------------------------------------------
       BankAmerica Corp.                                                                  600,000    68,250,000
       --------------------------------------------------------------------------------------------------------
       Bankers Trust New York Corp.                                                       100,000     9,075,000
       --------------------------------------------------------------------------------------------------------
       Chase Manhattan Corp. (New)                                                      1,122,000   112,340,250
       --------------------------------------------------------------------------------------------------------
       Citicorp                                                                           741,398    86,558,217
       --------------------------------------------------------------------------------------------------------
       Commonwealth Bank, ADR(3)                                                          305,333     6,003,763
       --------------------------------------------------------------------------------------------------------
       Crestar Financial Corp.                                                            550,000    20,212,500
       --------------------------------------------------------------------------------------------------------
       First Chicago NBD Corp.                                                            452,500    26,471,250
       --------------------------------------------------------------------------------------------------------
       First Union Corp.                                                                  839,055    73,627,076
       --------------------------------------------------------------------------------------------------------
       Fleet Financial Group, Inc.                                                        400,000    24,400,000
       --------------------------------------------------------------------------------------------------------
       Great Western Financial Corp.                                                      600,000    26,325,000
       --------------------------------------------------------------------------------------------------------
       Greenpoint Financial Corp.                                                         500,000    30,000,000
       --------------------------------------------------------------------------------------------------------
       KeyCorp                                                                            400,000    21,400,000
       --------------------------------------------------------------------------------------------------------
       Magna Group, Inc.                                                                  400,000    12,750,000
       --------------------------------------------------------------------------------------------------------
       Mellon Bank Corp.                                                                  450,000    36,168,750
       --------------------------------------------------------------------------------------------------------
       National City Corp.                                                                500,000    25,250,000
       --------------------------------------------------------------------------------------------------------
       PNC Bank Corp.                                                                     301,600    12,780,300
       --------------------------------------------------------------------------------------------------------
       Signet Banking Corp.                                                               400,000    12,700,000
       --------------------------------------------------------------------------------------------------------
       Summit Bancorp                                                                     500,000    23,875,000
       --------------------------------------------------------------------------------------------------------
       U.S. Bancorp, Inc.                                                                 245,000    12,096,875
       --------------------------------------------------------------------------------------------------------
       Washington Mutual, Inc.                                                            339,702    17,961,743
                                                                                                   ------------
                                                                                                    761,056,759

---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--1.8%
       American Express Co.                                                               600,000    39,225,000
       --------------------------------------------------------------------------------------------------------
       Capital One Financial Corp.                                                        300,000    11,925,000
       --------------------------------------------------------------------------------------------------------
       Echelon International Corp., Inc.(7)                                                33,333       574,994
                                                                                                   ------------
                                                                                                     51,724,994

---------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
       Allstate Corp.                                                                     724,432    45,910,878
       --------------------------------------------------------------------------------------------------------
       American General Corp.                                                             500,000    21,687,500
       --------------------------------------------------------------------------------------------------------
       American States Financial Corp.                                                    550,000    18,012,500
       --------------------------------------------------------------------------------------------------------
       GCR Holdings Ltd.                                                                  100,000     2,387,500
       --------------------------------------------------------------------------------------------------------
       IPC Holdings Ltd.                                                                  419,000    10,265,500
       --------------------------------------------------------------------------------------------------------
       ITT Hartford Group, Inc.                                                           150,000    11,250,000
       --------------------------------------------------------------------------------------------------------
       Reliance Group Holdings, Inc.                                                    2,141,500    23,288,813
                                                                                                   ------------
                                                                                                    132,802,691

9      Oppenheimer Equity Income Fund

                                                                                                 MARKET VALUE
                                                                                        SHARES   SEE NOTE 1
===============================================================================================================
INDUSTRIAL--2.8%
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
       AMP, Inc.                                                                          500,000 $  19,437,500
       --------------------------------------------------------------------------------------------------------
       Cooper Industries, Inc.                                                             43,686     1,933,106
                                                                                                  -------------
                                                                                                     21,370,606

---------------------------------------------------------------------------------------------------------------
MANUFACTURING--2.0%
       Keystone International, Inc.                                                       300,000     5,662,500
       --------------------------------------------------------------------------------------------------------
       Minnesota Mining & Manufacturing Co.                                               400,000    36,800,000
       --------------------------------------------------------------------------------------------------------
       Tenneco, Inc. (New)                                                                365,300    14,383,688
                                                                                                  -------------
                                                                                                     56,846,188

---------------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.0%
       Newport News Shipbuilding, Inc.                                                     80,000     1,240,000
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY--0.5%
---------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.5%
       United Technologies Corp.                                                          200,000    15,050,000
---------------------------------------------------------------------------------------------------------------
UTILITIES--5.2%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
       Allegheny Power System, Inc.                                                       300,000     9,187,500
       --------------------------------------------------------------------------------------------------------
       Central & South West Corp.                                                         400,000     9,750,000
       --------------------------------------------------------------------------------------------------------
       DTE Energy Co.                                                                     300,000     9,075,000
       --------------------------------------------------------------------------------------------------------
       Entergy Corp.                                                                      550,000    14,506,250
       --------------------------------------------------------------------------------------------------------
       Florida Progress Corp.                                                             500,000    15,750,000
       --------------------------------------------------------------------------------------------------------
       Ohio Edison Co.                                                                    400,000     9,000,000
       --------------------------------------------------------------------------------------------------------
       Potomac Electric Power Co.                                                         400,000    10,150,000
       --------------------------------------------------------------------------------------------------------
       Public Service Co. of Colorado                                                     200,000     7,800,000
                                                                                                  -------------
                                                                                                     85,218,750

---------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
       Pacific Enterprises                                                                150,000     4,575,000
---------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--2.0%
       GTE Corp.                                                                          550,000    25,712,500
       --------------------------------------------------------------------------------------------------------
       Portugal Telecom SA, Sponsored ADR                                                 410,000    14,298,750
       --------------------------------------------------------------------------------------------------------
       SBC Communications, Inc.                                                           300,000    17,250,000
                                                                                                  -------------
                                                                                                     57,261,250
                                                                                                  -------------
       Total Common Stocks (Cost $919,986,603)                                                    1,653,647,320

===============================================================================================================
PREFERRED STOCKS--3.9%
---------------------------------------------------------------------------------------------------------------
       Armco, Inc., $3.625 Cum. Cv.                                                       200,000     8,300,000
       --------------------------------------------------------------------------------------------------------
       Banco Commercial Portuguese International Bank Ltd.,
       8% Cv. Preferred Stock, Series A                                                   396,000    22,473,000
       --------------------------------------------------------------------------------------------------------
       California Federal Preferred Capital, 9.125% Non-Cum., Series A(7)                  55,000     1,409,375
       --------------------------------------------------------------------------------------------------------
       Chiquita Brands International, Inc. $3.75 Cv., Series B                            180,000     9,900,000
       --------------------------------------------------------------------------------------------------------
       Fidelity Federal Bank, 12% Non-Cum. Exchangeable
       Perpetual Preferred Stock, Series A(8)                                             100,000     2,837,500
       --------------------------------------------------------------------------------------------------------
       First Chicago NBD Corp., Depositary Shares (each representing a
       one-hundredth interest in a share of 5.75% cum. cv. preferred stock, series B)     135,000    13,635,000
       --------------------------------------------------------------------------------------------------------
       Fresenius Medical Care Trust, 9% Preferred Securities                            1,600,000     1,654,000
       --------------------------------------------------------------------------------------------------------
       Glendale Federal Bank, F.S.B., 8.75% Non-Cum. Cv., Series E                        175,000    11,637,500
       --------------------------------------------------------------------------------------------------------
       Occidental Petroleum Corp., $3.875 Cum. Cv.(3)                                     400,000    23,950,000
       --------------------------------------------------------------------------------------------------------
       Sovereign Bancorp, Inc., 6.25% Cv., Series B                                        36,500     2,783,125
       --------------------------------------------------------------------------------------------------------
       Valero Energy Corp., 6.25% Cv. Preferred                                           200,000    11,925,000
                                                                                                   ------------
       Total Preferred Stocks (Cost $90,896,041)                                                    110,504,500

10     Oppenheimer Equity Income Fund

                                                                                                   MARKET VALUE
                                                                                       SHARES      SEE NOTE 1
===============================================================================================================
OTHER SECURITIES--8.0%
---------------------------------------------------------------------------------------------------------------
       Allstate Corp., $2.30 Debt Exchangeable for Common Stock of PMI Group, Inc.        111,000  $  5,217,000
       --------------------------------------------------------------------------------------------------------
       American General Delaware, LLC, $3.00 Cv. Monthly Income
       Preferred Securities, Series A                                                      75,000     4,359,375
       --------------------------------------------------------------------------------------------------------
       Atlantic Richfield Co., 9% Exchangeable Nts. for Common Stock
       of Lyondell Petrochemical Co., 9/15/97                                             400,000     9,150,000
       --------------------------------------------------------------------------------------------------------
       Browning-Ferris Industries, Inc., 7.25% Cv. Automatic
       Common Exchangeable Securities                                                     225,000     7,228,125
       --------------------------------------------------------------------------------------------------------
       Continental Airlines Finance Trust, 8.50% Cv. Trust
       Originated Preferred Securities(3)                                                 200,000    13,200,000
       --------------------------------------------------------------------------------------------------------
       Corning Delaware LP, 6% Cv. Monthly Income Preferred Securities                    150,000     9,356,250
       --------------------------------------------------------------------------------------------------------
       Elsag Bailey Financing Trust, 5.50% Cv. Trust Originated Preferred Securities(3)   250,000     8,937,500
       --------------------------------------------------------------------------------------------------------
       Enron Corp., 6.25% Cv. Automatic Common Exchangeable Securities,
       redeemable into Enron Oil & Gas Co. Common Stock                                   270,000     5,636,250
       --------------------------------------------------------------------------------------------------------
       Hollinger International, Inc., 9.75% Preferred Redeemable
       Increased Dividend Equity Securities, Cv., 8/1/00                                  800,000     8,300,000
       --------------------------------------------------------------------------------------------------------
       James River Corp. of Virginia, Depositary Shares each representing a one-hundredth interest in a share of Series P, 9% Cum. Cv. Preferred
       Stock, Dividend Enhanced Convertible Stock                                         700,000    21,437,500
       --------------------------------------------------------------------------------------------------------
       MCN Corp., 8.75% Cv. Preferred Redeemable Increased
       Dividend Equity Securities                                                         135,000     3,847,500
       --------------------------------------------------------------------------------------------------------
       Merrill Lynch & Co., Inc., 6% Cv. Structured Yield Product Exchangeable
       for Common Stock of Cox Communications, Inc., 6/1/99                               500,000    10,250,000
       --------------------------------------------------------------------------------------------------------
       News Corp. Ltd. (The), Units (5% Exchangeable Trust
       Originated Preferred Securities for ordinary shares or ADSs
       of British Sky Broadcasting Group plc)(3)(10)                                      125,000    12,820,313
       --------------------------------------------------------------------------------------------------------
       Owens Corning Capital LLC, 6.50% Cv. Monthly Income
       Preferred Securities, Non-Vtg.(3)                                                  200,000    11,175,000
       --------------------------------------------------------------------------------------------------------
       RJR Nabisco Holdings Corp., $6.50 Cv., Series C                                  4,315,000    30,744,375
       --------------------------------------------------------------------------------------------------------
       Salomon, Inc., 7.625% Cv. Preferred, Debt Exchangeable for
       Common Stock of Financial Security Assurance Holdings Ltd.                         460,000    14,145,000
       --------------------------------------------------------------------------------------------------------
       Santa Fe Energy Resources, Inc., 8.25% Dividend
       Enhanced Convertible Stock(9)                                                      805,000     8,955,625
       --------------------------------------------------------------------------------------------------------
       U S West, Inc., 7.625% Cv. Debt Exchangeable for
       Common Stock of Enhance Financial Services Group, Inc.                             415,000    12,968,750
       --------------------------------------------------------------------------------------------------------
       U.S. Surgical Corp., $2.20 Depositary Shares representing
       one-fiftieth share of Series A Preferred Stock                                     500,000    20,187,500
       --------------------------------------------------------------------------------------------------------
       Westinghouse Electric Corp., $1.30 Cv. Participating
       Equity Preferred Stock, Series C(3)                                                600,000     9,450,000
                                                                                                   ------------
       Total Other Securities (Cost $194,374,912)                                                   227,366,063

11     Oppenheimer Equity Income Fund

                                                                                         FACE          MARKET VALUE
                                                                                         AMOUNT(1)     SEE NOTE 1
=====================================================================================================================
STRUCTURED INSTRUMENTS--0.4%
       --------------------------------------------------------------------------------------------------------------
       Canadian Imperial Bank, 17% U.S. Dollar CD
       Linked to South African Rand, 1/21/98                                         $  5,000,000      $    5,075,000
       --------------------------------------------------------------------------------------------------------------
       CS First Boston Corp. Argentina Structured Product Asset Return
       Trust Certificates, 9.40%, 9/1/97 [representing debt of Argentina
       (Republic of) Bonos del Tesoro Bonds, Series II, 5.50%,
       9/1/97 and an interest rate swap between Credit Suisse Financial
       Products and the Trust](8)                                                       2,285,714           2,238,743
       --------------------------------------------------------------------------------------------------------------
       ING (U.S.) Financial Holdings Corp., Zero Coupon Nts. Linked to
       the Greek Drachma/Swiss Franc Exchange Rate, 14.83%, 12/4/97(2)                  5,000,000           4,260,500
                                                                                                       --------------
       Total Structured Instruments (Cost $11,778,028)                                                     11,574,243

=====================================================================================================================
REPURCHASE AGREEMENT--5.9%
---------------------------------------------------------------------------------------------------------------------
       Repurchase agreement with Zion First National Bank, 5.38%, dated 2/28/97, to be repurchased at $168,175,365 on 3/3/97, collateralized by U.S. Treasury Nts., 5.50%--7.50%, 5/15/98--8/15/04,
       with a value of $171,672,288 (Cost $168,100,000)                               168,100,000         168,100,000

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,011,671,797)                                            99.5%      2,825,957,121
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               0.5          14,888,943
                                                                                     -------------     --------------
NET ASSETS                                                                                  100.0%     $2,840,846,064
                                                                                     =============     ==============

      1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

      AUD  -- Australian Dollar    MYR  --  Malaysian Ringgit
      CAD  -- Canadian Dollar      PLZ  --  Polish Zloty
      MXP  -- Mexican Peso

      2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

      3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $108,527,326 or 3.82% of the Fund's net assets, at February 28, 1997.

      4. A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:

                                                SHARES SUBJECT   EXPIRATION   EXERCISE       PREMIUM         MARKET VALUE
                                                TO CALL/PUT      DATE         PRICE          RECEIVED        SEE NOTE 1
       ==================================================================================================================
       Call Option on Argentina (Republic of)
       Global Bonds, 11.375%, 1/30/17           1,850,000         3/97        $108.20        $29,600              $15,725
       ------------------------------------------------------------------------------------------------------------------
       Put Option on Argentina (Republic of)
       Global Bonds, 11.375%, 1/30/17           1,850,000         5/97         104.40         55,500               51,800
                                                                                             -------              -------
                                                                                             $85,100              $67,525
                                                                                             =======              =======

      5. Represents the current interest rate for a variable rate security.

      6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

      7. Non-income producing security.

      8. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

      9. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 1997. The aggregate fair value of all securities of affiliated companies as of February 28, 1997 amounted to $8,955,625. Transactions during the period in which the issuer was an affiliate are as follows:

                                    BALANCE                                                       BALANCE
                                    AUGUST 31, 1996       GROSS ADDITIONS       GROSS REDUCTIONS  FEBRUARY 28, 1997
                                    -----------------     ----------------      ----------------  -------------------  DIVIDEND
                                    SHARES   COST         SHARES    COST        SHARES   COST     SHARES  COST         INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Santa Fe Energy Resources, Inc.,
8.25% Dividend Enhanced
Convertible Stock                   805,000  $7,144,375         --     $--            --    $--   805,000 $7,144,375   $294,630

      10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

      See accompanying Notes to Financial Statements.

12     Oppenheimer Equity Income Fund

STATEMENT OF ASSETS AND LIABILITIES   February 28, 1997 (Unaudited)

===============================================================================================================
ASSETS
              Investments, at value--see accompanying statement:
              Unaffiliated companies (cost $2,004,527,422)                                       $2,817,001,496
              Affiliated companies (cost $7,144,375)                                                  8,955,625
              -------------------------------------------------------------------------------------------------
              Receivables:
              Interest and dividends                                                                 13,935,601
              Investments sold                                                                        5,797,027
              Shares of beneficial interest sold                                                      2,657,999
              -------------------------------------------------------------------------------------------------
              Other                                                                                      34,560
                                                                                                 --------------
              Total assets                                                                        2,848,382,308

===============================================================================================================
LIABILITIES
              Bank overdraft                                                                             31,586
              -------------------------------------------------------------------------------------------------
              Options written, at value (premiums received $85,100)--see
              accompanying statement--Note 5                                                             67,525
              -------------------------------------------------------------------------------------------------
              Payables and other liabilities:
              Shares of beneficial interest redeemed                                                  5,733,098
              Distribution and service plan fees                                                        892,830
              Transfer and shareholder servicing agent fees                                             265,323
              Shareholder reports                                                                       199,189
              Trustees' fees                                                                              2,606
              Other                                                                                     344,087
                                                                                                 --------------
              Total liabilities                                                                       7,536,244

===============================================================================================================
NET ASSETS                                                                                       $2,840,846,064
                                                                                                 ==============

===============================================================================================================
COMPOSITION OF
NET ASSETS
              Paid-in capital                                                                    $1,981,233,497
              -------------------------------------------------------------------------------------------------
              Undistributed net investment income                                                    13,330,241
              -------------------------------------------------------------------------------------------------
              Accumulated net realized gain on investments and foreign currency transactions         31,998,574
              -------------------------------------------------------------------------------------------------
              Net unrealized appreciation on investments and translation of assets
              and liabilities denominated in foreign currencies                                     814,283,752
                                                                                                 --------------
              Net assets                                                                         $2,840,846,064
                                                                                                 ==============

===============================================================================================================
NET ASSET VALUE
PER SHARE
              Class A Shares:
              Net asset value and redemption price per share (based on net assets
              of $2,470,873,233 and 190,747,297 shares of beneficial interest outstanding)               $12.95
              Maximum offering price per share (net asset value plus sales charge
              of 5.75% of offering price)                                                                $13.74

              -------------------------------------------------------------------------------------------------
              Class B Shares:
              Net asset value, redemption price and offering price per share (based on net assets
              of $347,628,498 and 27,022,556 shares of beneficial interest outstanding)                  $12.86

              -------------------------------------------------------------------------------------------------
              Class C Shares:
              Net asset value, redemption price and offering price per share (based on net assets
              of $22,344,333 and 1,735,267 shares of beneficial interest outstanding)                    $12.88

              See accompanying Notes to Financial Statements.

13            Oppenheimer Equity Income Fund

STATEMENT OF OPERATIONS   For the Six Months Ended February 28, 1997
(Unaudited)

===============================================================================================================
INVESTMENT INCOME
                    Interest                                                                       $ 34,676,970
                    -------------------------------------------------------------------------------------------
                    Dividends:
                    Unaffiliated companies (net of foreign withholding taxes of $38,038)             29,423,798
                    Affiliated companies                                                                294,630
                                                                                                   ------------
                    Total income                                                                     64,395,398

===============================================================================================================
EXPENSES
                    Management fees--Note 4                                                           6,875,552
                    -------------------------------------------------------------------------------------------
                    Distribution and service plan fees--Note 4:
                    Class A                                                                           2,198,945
                    Class B                                                                           1,498,831
                    Class C                                                                              57,296
                    -------------------------------------------------------------------------------------------
                    Transfer and shareholder servicing agent fees--Note 4                             1,449,706
                    -------------------------------------------------------------------------------------------
                    Shareholder reports                                                                 400,227
                    -------------------------------------------------------------------------------------------
                    Custodian fees and expenses                                                          60,444
                    -------------------------------------------------------------------------------------------
                    Legal and auditing fees                                                              38,455
                    -------------------------------------------------------------------------------------------
                    Trustees' fees and expenses                                                          36,419
                    -------------------------------------------------------------------------------------------
                    Registration and filing fees:
                    Class B                                                                              17,441
                    Class C                                                                               4,005
                    -------------------------------------------------------------------------------------------
                    Insurance expenses                                                                   16,119
                    -------------------------------------------------------------------------------------------
                    Other                                                                                82,098
                                                                                                   ------------
                    Total expenses                                                                   12,735,538

===============================================================================================================
NET INVESTMENT INCOME                                                                                51,659,860

===============================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS)
                    Net realized gain (loss) on:
                    Investments                                                                      38,152,652
                    Foreign currency transactions                                                      (219,268)
                                                                                                   ------------
                    Net realized gain                                                                37,933,384
                    -------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on:
                    Investments                                                                     385,892,714
                    Translation of assets and liabilities denominated in foreign currencies                 340
                                                                                                   ------------
                    Net change                                                                      385,893,054
                                                                                                   ------------
                    Net realized and unrealized gain                                                423,826,438

===============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $475,486,298
                                                                                                   ============

                    See accompanying Notes to Financial Statements.

14                  Oppenheimer Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                           FEBRUARY 28, 1997    PERIOD ENDED        YEAR ENDED
                                                                           (UNAUDITED)          AUGUST 31, 1996(1)  JUNE 30, 1996
==================================================================================================================================
OPERATIONS
                   Net investment income                                   $   51,659,860       $   17,326,356      $  100,321,496
                   ---------------------------------------------------------------------------------------------------------------
                   Net realized gain                                           37,933,384           14,519,814          71,806,904
                   ---------------------------------------------------------------------------------------------------------------
                   Net change in unrealized appreciation or depreciation      385,893,054          (39,753,931)        206,616,780
                                                                           --------------       --------------      --------------
                   Net increase (decrease) in net assets resulting
                   from operations                                            475,486,298           (7,907,761)        378,745,180

==================================================================================================================================
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS
                   Dividends from net investment income:
                   Class A                                                    (44,557,819)                  --         (88,933,508)
                   Class B                                                     (4,546,407)                  --          (7,653,335)
                   Class C                                                       (158,629)                  --             (81,369)
                   ---------------------------------------------------------------------------------------------------------------
                   Distributions from net realized gain:
                   Class A                                                    (74,844,866)                  --         (45,033,840)
                   Class B                                                     (9,969,879)                  --          (4,472,521)
                   Class C                                                       (386,132)                  --             (15,717)

==================================================================================================================================
BENEFICIAL INTEREST
TRANSACTIONS
                   Net increase (decrease) in net assets resulting from
                   beneficial interest transactions--Note 2:
                   Class A                                                     59,710,991          (23,541,609)         35,013,412
                   Class B                                                     49,070,349            8,288,875          70,965,886
                   Class C                                                     13,625,604            1,564,603           5,782,628

==================================================================================================================================
NET ASSETS         Total increase (decrease)                                  463,429,510          (21,595,892)        344,316,816
                   ---------------------------------------------------------------------------------------------------------------
                   Beginning of period                                      2,377,416,554        2,399,012,446       2,054,695,630
                                                                           --------------       --------------      --------------
                   End of period (including undistributed
                   net investment income of $13,330,241,
                   $10,933,236 and $2,274,563, respectively)               $2,840,846,064       $2,377,416,554      $2,399,012,446
                                                                           ==============       ==============      ==============

                   1. The Fund changed its fiscal year end from June 30 to August 31. See accompanying Notes to Financial Statements.

15     Oppenheimer Equity Income Fund

FINANCIAL HIGHLIGHTS

                                                  CLASS A
                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED   PERIOD
                                                  FEBRUARY 28,       ENDED
                                                  1997               AUGUST 31,      YEAR ENDED JUNE 30,
                                                  (UNAUDITED)        1996(2)         1996                1995               1994
====================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $ 11.36            $ 11.39           $ 10.25              $  9.44           $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .19                .09               .50                  .50               .47
Net realized and unrealized gain (loss)            2.04               (.12)             1.36                  .92              (.39)
                                                -------            -------           -------              -------           -------
Total income (loss) from investment
operations                                         2.23               (.03)             1.86                 1.42               .08

-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.24)                --              (.48)                (.48)             (.47)
Dividends in excess of net investment income         --                 --                --                   --              (.01)
Distributions from net realized gain               (.40)                --              (.24)                (.13)             (.12)
Distributions in excess of capital gain              --                 --                --                   --              (.05)
                                                -------            -------           -------              -------           -------
Total dividends and distributions
to shareholders                                    (.64)                --              (.72)                (.61)             (.65)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 12.95            $ 11.36           $ 11.39              $ 10.25           $  9.44
                                                =======            =======           =======              =======           =======

===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)               20.14%             (0.26)%           18.61%               15.66%             0.65%

===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)         $ 2,471            $ 2,110           $ 2,141              $ 1,893           $ 1,773
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                $ 2,315            $ 2,109           $ 2,054              $ 1,798           $ 1,832
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              4.06%(5)           3.28%(5)          4.51%                5.15%             4.72%
Expenses                                           0.88%(5)           0.94%(5)          0.89%                0.96%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          7.9%              13.5%             42.9%                45.7%             30.4%
Average brokerage commission rate(7)            $0.0588            $0.0587           $0.0592                   --                --

1. For the period from November 1, 1995 (inception of offering) to June 30,
1996.

2. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from August 17, 1993 (inception of offering) to June 30,
1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

16     Oppenheimer Equity Income Fund

                            CLASS B                                                         CLASS C
-------------------------  ---------------------------------------------------------------  ----------------------------------------
                           SIX MONTHS                                                       SIX MONTHS
                           ENDED         PERIOD                                             ENDED        PERIOD       PERIOD
                           FEBRUARY 28,  ENDED                                              FEBRUARY 28, ENDED        ENDED
                           1997          AUGUST 31,    YEAR ENDED JUNE 10,                  1997         AUGUST 31,   JUNE 30,
1993           1992        (UNAUDITED)   1996(2)       1996        1995        1994(3)      (UNAUDITED)  1996(2)      1996(1)
====================================================================================================================================
$  9.15       $  8.86      $ 11.29       $ 11.33       $  10.21    $  9.40    $ 10.22       $ 11.30     $ 11.35      $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
    .50           .50          .14           .07            .41        .43        .36           .16         .07          .28
    .99           .39         2.02          (.11)          1.35        .91       (.58)         2.01        (.12)         .88
-------       -------      -------       -------       --------    ------     -------       -------     -------      -------
   1.49           .89         2.16          (.04)          1.76       1.34       (.22)         2.17        (.05)        1.16
------------------------------------------------------------------------------------------------------------------------------------

   (.48)         (.48)        (.19)           --           (.40)      (.40)      (.42)         (.19)         --         (.33)
     --            --           --            --             --         --       (.01)           --          --           --
   (.15)         (.12)        (.40)           --           (.24)      (.13)      (.12)         (.40)         --         (.24)
     --            --           --            --             --         --       (.05)           --          --           --
-------       -------      -------       -------       --------    -------    -------       -------     -------      -------
   (.63)         (.60)        (.59)           --           (.64)      (.53)      (.60)         (.59)         --         (.57)
------------------------------------------------------------------------------------------------------------------------------------
$ 10.01       $  9.15      $ 12.86       $ 11.29       $  11.33    $ 10.21    $  9.40       $ 12.88     $ 11.30      $ 11.35
=======       =======      =======       =======       ========    =======    =======       =======     =======      =======

====================================================================================================================================
  16.76%        10.26%       19.58%        (0.35)%        17.58%     14.87%     (2.35)%       19.70%      (0.44)%      10.50%

====================================================================================================================================

$ 1,790       $ 1,556      $   348       $   260       $    252    $   161    $    88       $    22     $     7      $     6
------------------------------------------------------------------------------------------------------------------------------------
$ 1,658       $ 1,526      $   304       $   255       $    208    $   122    $    47       $    12     $     7      $     3
------------------------------------------------------------------------------------------------------------------------------------
   5.12%         5.33%        3.24%(5)      2.48%(5)      3.68%       4.34%      3.99%(5)      3.26%(5)    2.55%(5)     3.53%(5)
   0.79%         0.82%        1.70%(5)      1.76%(5)      1.72%       1.79%      1.82%(5)      1.75%(5)    1.79%(5)     1.81%(5)
------------------------------------------------------------------------------------------------------------------------------------
   59.0%         37.0%         7.9%         13.5%         42.9%       45.7%      30.4%          7.9%       13.5%        42.9%
     --            --      $0.0588       $0.0587       $0.0592         --          --       $0.0588     $0.0587      $0.0592



5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1997 were $346,524,283 and $191,639,805, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

17  Oppenheimer Equity Income Fund

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
      Oppenheimer Equity Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

      --------------------------------------------------------------------------
      INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term ``non-money market'' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term ``money market type'' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

      --------------------------------------------------------------------------
      FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

      --------------------------------------------------------------------------
      REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

      --------------------------------------------------------------------------
      ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

      --------------------------------------------------------------------------
      FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

      --------------------------------------------------------------------------
      DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      --------------------------------------------------------------------------
      CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income
      (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

18     Oppenheimer Equity Income Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)
      OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made on the ex-date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF
   BENEFICIAL INTEREST
      The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED FEBRUARY 28, 1997  PERIOD ENDED AUGUST 31, 1996(2)        YEAR ENDED JUNE 30, 1996(1)
                             ----------------------------------  ----------------------------------     ----------------------------
                             SHARES               AMOUNT         SHARES               AMOUNT             SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                           9,933,432           $122,373,778    3,550,795          $ 40,479,520       20,146,940    $223,283,409
Dividends and distributions
reinvested                     9,387,055            112,892,538           --                    --       11,433,753     125,568,723
Redeemed                     (14,313,942)          (175,555,325)  (5,703,125)          (64,021,129)     (28,310,542)   (313,838,720)
                             -----------           ------------   ----------          ------------      -----------    ------------
Net increase (decrease)        5,006,545           $ 59,710,991   (2,152,330)         $(23,541,609)       3,270,151    $ 35,013,412
                             ===========           ============   ==========          ============      ===========    ============

------------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                           4,304,231           $ 52,733,010    1,234,485          $ 13,913,799        8,424,677    $ 92,863,112
Dividends and distributions
reinvested                     1,133,548             13,579,960           --                    --        1,014,528      11,086,597
Redeemed                      (1,413,739)           (17,242,621)    (503,549)           (5,624,924)      (2,987,292)    (32,983,823)
                             -----------           ------------   ----------          ------------      -----------    ------------
Net increase                   4,024,040           $ 49,070,349      730,936          $  8,288,875        6,451,913    $ 70,965,886
                             ===========           ============   ==========          ============      ===========    ============

------------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                           1,112,758           $ 14,015,707      153,840          $  1,732,419          523,531    $  5,887,218
Dividends and distributions
reinvested                        44,100                530,055           --                    --            8,456          94,181
Redeemed                         (74,619)              (920,158)     (14,976)             (167,816)         (17,823)       (198,771)
                             -----------           ------------   ----------          ------------      -----------    ------------
Net increase                   1,082,239           $ 13,625,604      138,864          $  1,564,603          514,164    $  5,782,628
                             ===========           ============   ==========          ============      ===========    ============


                     1. For the year ended June 30, 1996 for Class A and Class B shares and for the period from November 1, 1995 (inception of offering) to June 30, 1996 for Class C shares.

                     2. The Fund changed its fiscal year end from June 30 to August 31.

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS
      At February 28, 1997, net unrealized appreciation on investments of $814,302,899 was composed of gross appreciation of $827,374,302, and gross depreciation of $13,071,403.

19     Oppenheimer Equity Income Fund

================================================================================

4. MANAGEMENT FEES AND
   OTHER TRANSACTIONS
   WITH AFFILIATES
      Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average net assets, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, and 0.50% of net assets in excess of $500 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed 1.5% of the first $30 million of average annual net assets of the Fund, plus 1% of average annual net assets in excess of $30 million.

                     For the six months ended February 28, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,258,361, of which $721,164 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $1,724,663 and $134,753, of which $140,252 and $3,513, respectively, was paid to an affiliated broker/dealer. During the six months ended February 28, 1997, OFDI received contingent deferred sales charges of $216,229 and $2,343 upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the period ended February 28, 1997, OFDI paid $146,153 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                     The Fund has adopted a reimbursement type Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended February 28, 1997, OFDI paid $24,909 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,231,106 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of February 28, 1997, OFDI had incurred unreimbursed expenses of $7,933,570 for Class B.

                     The Fund has adopted a compensation type Distribution and Service Plan for Class C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the period ended February 28, 1997, OFDI retained $50,491 as compensation for Class C sales commissions and service fee advances, as well as financing costs. As of February 28, 1997, OFDI had incurred unreimbursed expenses of $171,033 for Class C.

20     Oppenheimer Equity Income Fund

================================================================================
5. OPTION ACTIVITY
      The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

                     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

                     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

                     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

                     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Written option activity for the six months ended February 28, 1997 was as follows:

                                       CALL OPTIONS                                 PUT OPTIONS
                                       --------------------------------             ------------------------------
                                       NUMBER OF          AMOUNT OF                 NUMBER OF        AMOUNT OF
                                       OPTIONS            PREMIUMS                  OPTIONS          PREMIUMS
      ------------------------------------------------------------------------------------------------------------
      Options outstanding at
      August 31, 1996                              --     $          --                         --   $          --
      Options written                           1,850            29,600                      1,850          55,500
                                        -------------     -------------              -------------   -------------
      Options outstanding at
      February 28, 1997                         1,850     $      29,600                      1,850   $      55,500
                                        =============     =============              =============   =============

================================================================================
6. ILLIQUID AND
   RESTRICTED SECURITIES
      At February 28, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at February 28, 1997 was $5,076,243, which represents 0.18% of the Fund's net assets.

                                                                                                 VALUATION
                                                                                                 PER UNIT AS OF
      SECURITY                                           ACQUISITION DATE     COST PER UNIT      FEBRUARY 28, 1997
      ------------------------------------------------------------------------------------------------------------
      BONDS
      -----
      CS First Boston Corp. Argentina Structured Product
      Asset Return Trust Certificates, 9.40%, 9/1/97     9/7/94               100.00%                    97.95%
      ------------------------------------------------------------------------------------------------------------
      STOCKS
      ------
      Fidelity Federal Bank, 12% Non-Cum.
      Exchangeable Perpetual Preferred Stock, Series A   11/6/95--11/9/95     $25.00                    $28.375

21     Oppenheimer Equity Income Fund

OPPENHEIMER EQUITY INCOME FUND

================================================================================
OFFICERS AND TRUSTEES   James C. Swain, Chairman and Chief Executive Officer
                        Bridget A. Macaskill, Trustee and President
                        Robert G. Avis, Trustee
                        William A. Baker, Trustee
                        Charles Conrad, Jr., Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        Raymond J. Kalinowski, Trustee
                        C. Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        Ned M. Steel, Trustee
                        George C. Bowen, Vice President, Treasurer and
                        Assistant Secretary
                        Andrew J. Donohue, Vice President and Secretary
                        John P. Doney, Vice President
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISER      OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR             OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT         OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES    The Bank of New York

================================================================================
INDEPENDENT AUDITORS    Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL           Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Equity Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Equity Income Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

22     Oppenheimer Equity Income Fund

OPPENHEIMERFUNDS FAMILY

================================================================================

                        OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                                        When you invest with OppenheimerFunds,
                        you can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.
                                        At OppenheimerFunds we don't charge a
                        fee to exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on Oppenheimer funds, please contact your financial adviser or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

====================================================================================================================================
STOCK FUNDS             Developing Markets Fund                   Quest Capital Value Fund
                        Global Emerging Growth Fund               Growth Fund
                        Enterprise Fund(2)                        Global Fund
                        International Growth Fund                 Quest Global Value Fund
                        Discovery Fund                            Disciplined Value Fund
                        Quest Small Cap Value Fund                Oppenheimer Fund
                        Gold & Special Minerals Fund              Value Stock Fund
                        Capital Appreciation Fund(3)              Quest Value Fund

====================================================================================================================================
STOCK & BOND FUNDS      Main Street Income & Growth Fund          Equity Income Fund
                        Quest Opportunity Value Fund              Disciplined Allocation Fund
                        Total Return Fund                         Multiple Strategies Fund(4)
                        Quest Growth & Income Value Fund          Strategic Income & Growth Fund
                        Global Growth & Income Fund               Bond Fund for Growth

====================================================================================================================================
BOND FUNDS              International Bond Fund                   Bond Fund
                        High Yield Fund                           U.S. Government Trust
                        Champion Income Fund                      Limited-Term Government Fund
                        Strategic Income Fund

====================================================================================================================================
MUNICIPAL FUNDS         California Municipal Fund(5)              Insured Municipal Fund
                        Florida Municipal Fund(5)                 Intermediate Municipal Fund
                        New Jersey Municipal Fund(5)
                        New York Municipal Fund(5)                Rochester Division
                        Pennsylvania Municipal Fund(5)            Rochester Fund Municipals
                        Municipal Bond Fund                       Limited Term New York Municipal Fund

====================================================================================================================================
MONEY MARKET FUNDS6     Money Market Fund                         Cash Reserves

====================================================================================================================================
LIFESPAN                Growth Fund                               Income Fund
                        Balanced Fund

                        1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.

                        2. Effective 4/1/96, the Fund is closed to new investors.

                        3. On 12/18/96, the Fund's name was changed from "Target Fund."

                        4. On 3/6/97, the Fund's name was changed from "Asset Allocation Fund."

                        5. Available only to investors in certain states.

                        6. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

                        Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

                        (C) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

23     Oppenheimer Equity Income Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions
1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104

RS0300.001.0297       April 30, 1997

[PHOTO]
CUSTOMER SERVICE REPRESENTATIVE
OPPENHEIMERFUNDS SERVICES

"How may I help you?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that ''links'' your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

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Torrington, CT
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